Interest-Bearing Borrowings (Details) - Schedule of carrying amounts of pledged assets - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Carrying Amounts of Pledged Assets [Abstract]
Pledged assets	¥ 147,257,249	¥ 64,640,192
Loans principal, interest and financing service fee receivables [Member]
Schedule of Carrying Amounts of Pledged Assets [Abstract]
Pledged assets	¥ 147,257,249	¥ 64,640,192